RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS
RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS

Note 5 — RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENTS

In 2010, Lpath entered into an agreement providing Pfizer Inc. (“Pfizer”) with an exclusive option for a worldwide license to develop and commercialize iSONEP™ (“the Pfizer Agreement”), Lpath’s lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration (“wet AMD”) and other ocular disorders.

On May 20, 2015, Lpath announced that its Phase 2 "Nexus" clinical trial evaluating iSONEP™ in patients with wet age-related macular degeneration (wet AMD) did not meet its primary or key secondary endpoints. Wet AMD patients who had not responded adequately to existing anti-vascular endothelial growth factor (VEGF) therapies including Lucentis®, Avastin® and Eylea® did not show any statistically significant improvement in visual acuity when treated with iSONEP as an adjunctive or monotherapy.  On August 9, 2015, Pfizer’s option to obtain worldwide rights to iSONEP expired, unexercised, which resulted in the termination of the Pfizer Agreement. Consequently, all rights that Pfizer held in the iSONEP program have reverted to Lpath. Lpath has no plans for further development of iSONEP.  As part of the agreement, Lpath granted to Pfizer a time-limited right of first refusal for ASONEP™, Lpath’s product candidate that is being evaluated for the treatment of cancer. That right of first refusal expired on August 9, 2015, concurrently with the expiration of Pfizer’s option to acquire the license to iSONEP. Pfizer has no further obligations to fund clinical trial costs incurred after the expiration date of the Pfizer Agreement.

The company recognized revenue under the Pfizer Agreement as follows:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Cost reimbursements	$-	$1,422,743	$-	$43,185
Amortization of license and development fees	-	125,000	-	-
	$-	$1,547,743	$-	$43,185

Note 3—RESEARCH AND DEVELOPMENT COLLABORATIVE AGREEMENT

In 2010, Lpath entered into an agreement providing Pfizer Inc. (“Pfizer”) with an exclusive option for a worldwide license to develop and commercialize iSONEP™ (“the Pfizer Agreement”), Lpath’s lead monoclonal antibody product candidate that is being evaluated for the treatment of wet age-related macular degeneration (“wet AMD”) and other ocular disorders.

On May 20, 2015, Lpath announced that its Phase 2 "Nexus" clinical trial evaluating iSONEP™ in patients with wet age-related macular degeneration (wet AMD) did not meet its primary or key secondary endpoints. Wet AMD patients who had not responded adequately to existing anti-vascular endothelial growth factor (VEGF) therapies including Lucentis®, Avastin® and Eylea® did not show any statistically significant improvement in visual acuity when treated with iSONEP as an adjunctive or monotherapy.  On August 9, 2015, Pfizer’s option to obtain worldwide rights to iSONEP expired, unexercised, which resulted in the termination of the Pfizer Agreement. Consequently, all rights that Pfizer held in the iSONEP program have reverted to Lpath. Lpath has no plans for further development of iSONEP.  As part of the Pfizer Agreement, Lpath granted to Pfizer a time-limited right of first refusal for ASONEP™, Lpath’s product candidate that is being evaluated for the treatment of cancer. That right of first refusal expired on August 9, 2015, concurrently with the expiration of Pfizer’s option to acquire the license to iSONEP. Pfizer has no further obligations to fund clinical trial costs incurred after the expiration date of the Pfizer Agreement.

The company recognized revenue under the Pfizer Agreement as follows:

	Year Ended
	December 31,
	2015	2014
Cost reimbursements	$1,422,743	$4,075,623
Amortization of license and development fees	125,000	373,000
	$1,547,743	$4,448,623